Subsequent Event	12 Months Ended
May 26, 2013
Subsequent Events [Abstract]
Subsequent Event
SUBSEQUENT EVENT
On June 19, 2013, the Board of Directors declared a cash dividend of $0.55 per share to be paid August 1, 2013 to all shareholders of record as of the close of business on July 10, 2013.